CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 20,805	$ 32,868
Restricted cash	7,229	10,630
Trade receivables	8,206	8,200
Amounts due from affiliates	4,101	4,239
Advances to joint ventures	6,450	7,130
Inventory	713	767
Current portion of net investment in direct financing lease	3,409	3,192
Current deferred tax asset	0	381
Prepaid expenses and other receivables	369	528
Total current assets	51,282	67,935
Long-term assets
Restricted cash	14,258	15,198
Vessels, net of accumulated depreciation	345,212	353,078
Other equipment	610	119
Intangibles and goodwill	16,846	18,646
Advances to joint ventures	2,311	6,861
Net investment in direct financing lease	287,526	290,111
Long-term deferred tax asset	2,213	1,645
Other long-term assets	7,429	10,150
Total long-term assets	676,405	695,808
Total assets	727,687	763,743
Current liabilities
Current portion of long-term debt	32,208	32,208
Trade payables	665	1,350
Amounts due to owners and affiliates	8,897	10,604
Loans and promissory notes due to owners and affiliates	0	287
Value added and withholding tax liability	1,086	2,078
Derivative financial instruments	4,103	4,912
Current deferred tax liability	2,062	450
Accrued liabilities and other payables	18,553	20,782
Total current liabilities	67,574	72,671
Long-term liabilities
Accumulated losses of joint ventures	44,517	42,507
Long-term debt	308,025	330,635
Revolving credit and seller’s credit due to owners and affiliates	52,422	47,000
Derivative financial instruments	11,129	5,855
Long-term deferred tax liability	667	644
Other long-term liabilities	12,436	14,633
Total long-term liabilities	429,196	441,274
Total liabilities	496,770	513,945
EQUITY
Total partners' capital	244,050	257,039
Accumulated other comprehensive income (loss)	(13,133)	(7,241)
Total equity	230,917	249,798
Total liabilities and equity	727,687	763,743
Common units public [Member]
EQUITY
Total partners' capital	202,708	209,372
Total equity	202,708	209,372
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	5,728	6,604
Total equity	5,728	6,604
Subordinated units [Member]
EQUITY
Total partners' capital	35,614	41,063
Total equity	$ 35,614	$ 41,063